UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2009



                     USAA Tax Exempt Long-Term Fund



[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       SEPTEMBER 30, 2009

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         30

    Financial Statements                                                      32

    Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                               44

ADVISORY AGREEMENT                                                            46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"WHEN SELECTING A SPECIFIC SECURITY, WE
STRIVE TO FIND A GOLDEN MEAN BETWEEN THE         [PHOTO OF CHRISTOPHER W. CLAUS]
LEVEL OF INCOME, THE CREDIT RISK OF THE ISSUER,
AND THE PRICE VOLATILITY OF THE BOND."

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OCTOBER 2009

The reversal in investor sentiment -- from the extreme pessimism of late 2008 to the optimism of 2009 -- has been remarkable.

During 2008, the municipal bond market suffered one of its worst selloffs in history. "Credit spreads," the risk premium between the yield of an investment-grade tax-exempt bond and a comparable U.S. Treasury, widened dramatically amid poor liquidity conditions and distressed selling. Economic conditions deteriorated and unemployment increased. Accordingly, tax revenues declined; however, most municipalities had the political will to address their budgetary challenges and protect their credit standing.

Investors rediscovered the value of municipal securities -- attractive after-tax yields -- beginning in January 2009. The result was strong demand: prices rebounded and yields dropped as credit spreads contracted toward historical norms. (A bond's yield moves in the opposite direction of its price.)

Yields on tax-exempt money markets also declined as the Federal Reserve (the
Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. I expect Fed governors to keep rates at these levels until they see evidence of a sustained economic recovery. Consequently, money market yields are unlikely to increase until at least the second half of next year.

At the time of this writing, the economy appears to have stabilized. Housing prices and manufacturing have both shown signs of improvement.

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2  | USAA TAX EXEMPT LONG-TERM FUND
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Corporate earnings have generally exceeded expectations, but much of the earnings were achieved by cost cutting and inventory reduction. For an economic recovery to take hold, companies must see top line revenue growth, and that depends on the consumer. Unfortunately, the unemployment rate appears to be weighing down consumer confidence. As a result, I expect the economy to experience an extended period of slow growth before it regains its full health.

In the meantime, the after-tax yields on municipal bonds remain attractive. Their tax-exempt status may become even more appealing if the federal and state governments raise taxes.

At USAA, we remain confident in our approach to managing your municipal bond and money market investments. Our primary objective is to distribute a high level of tax-free interest without undue risk of principal. When selecting a specific security, we strive to find a golden mean between the level of income, the credit risk of the issuer, and the price volatility of the bond. Our portfolio managers are supported by a fixed-income research team of experienced analysts. As always, we continue to avoid bonds that are subject to the alternative minimum tax for individuals.

During this uncertain period, like in any other, we encourage our members to be diversified. You also should have an investment plan that meets your individual goals, risk tolerance, and time horizon. Municipal bond prices may have risen, but it is important to remember that the driver of long-term fixed-income performance is the compounding interest of the bonds we hold.

Thank you for your trust in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Diversification does not guarantee a profit or prevent a loss.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S
COMMENTARY
ON THE FUND

JOHN BONNELL, CFA                                        [PHOTO OF JOHN BONNELL]
USAA Investment Management Company
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o HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PERFORM FROM APRIL 1,
  2009, TO SEPTEMBER 30, 2009?

  The Fund had a total return of 16.44% versus an average of 12.72% for the 251 funds in the Lipper General Municipal Debt Funds Average. This compares to a 14.01% return for the Lipper General Municipal Debt Funds Index and a 9.38% return for the Barclays Capital Municipal Bond Index*. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 5.06%, compared to the Lipper category average of 4.01%.

o WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE REPORTING PERIOD?

  The Federal Reserve (the Fed) held the federal funds target rate at a range between 0% and 0.25% throughout the reporting period. As economic conditions improved, the worst of the recession appeared to be over.

  Municipal bond prices rose during the reporting period, moving up dramatically in August 2009 and September 2009, driven by strong

  Refer to pages 12 and 13 for benchmark definitions.

  Past performance is no guarantee of future results.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

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4  | USAA TAX EXEMPT LONG-TERM FUND
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  demand from both individual and institutional investors. Yields, which move in the opposite direction of prices, declined but yet remained attractive relative to taxable fixed-income securities. Also fueling the rally was a provision in the federal government's stimulus package that allowed state and local governments to issue taxable bonds and receive a 35% subsidy on interest payments. This reduced tax-exempt supply, especially on longer-term municipal bonds.

  With the Fed holding short-term rates near zero, many investors moved into longer-term debt, which offered higher yields. The yield on 30-year tax-exempt AAA general obligation bonds declined from 4.77% on April 1, 2009, to 3.87% on September 30, 2009. Meanwhile, the ratio between 30-year municipal yields and those of equivalent U.S. Treasuries declined from 136% to 96%, which is closer to the historical average than the extraordinarily high ratios of 2008.

  The underlying credit quality of most municipalities remained solid. The recession has put pressure on municipal budgets, but many issuers had built up their financial reserves during better economic times and have responded to the economic slowdown by cutting costs and looking for ways to raise revenue.

o WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

  We continued to concentrate on buying bonds with attractive risk and return characteristics. When we sell a holding, it is usually to take advantage of an opportunity to reinvest the proceeds in a way that could improve the Fund's long-term dividend return, which is the largest contributor to the portfolio's long-term total return (see page 10).

  Your Fund was well positioned for the rally during the last six months. As investors' appetite for yield increased, our focus on BBB- and A-rated bonds performed well. We continued to invest the Fund in a well-diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax, also known as the AMT, for individuals.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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  All the holdings in your Fund are paying principal and interest as promised.
  We conduct our own independent research to identify investment opportunities, and do not rely on credit agencies or bond insurers to do our work for us.

o WHAT IS THE OUTLOOK?

  Because we do not believe inflation is an immediate threat, we expect the Fed to keep rates between 0% and 0.25% until an economic recovery takes hold. Although increasing commodity prices, a weakening dollar, and the government's fiscal stimulus have led some observers to predict higher inflation in the future, we think it unlikely as long as the U.S. economy has weak demand and excess capacity. However, inflation could be a longer-term concern if the government does not execute its plan to remove fiscal stimulus.

  While we do not see much potential for additional capital appreciation, tax-exempt bonds continue to look attractive based upon their tax-free yields and low risk of default. Their appeal is likely to grow if tax rates rise as we expect.

  We will continue working to maximize the portfolio's after-tax total return. Thank you for the trust you have placed in us.

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6  | USAA TAX EXEMPT LONG-TERM FUND

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FUND RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND

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                          OVERALL MORNINGSTAR RATING(TM)
               out of 245 municipal national long-term bond funds
                    for the period ended September 30, 2009:

                                 OVERALL RATING
                                   *  *  *  *

                                     3-YEAR
                                     * * *
                                out of 245 funds

                                     5-YEAR
                                     * * *
                                out of 227 funds

                                     10-YEAR
                                     * * * *
                                out of 202 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 92 funds within the Lipper General Municipal Debt Funds category for the overall period ended September 30, 2009. The Fund received a Lipper Leader rating for Expense among 92, 85, and 71 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA TAX EXEMPT LONG-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND
(Ticker Symbol: USTEX)

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                                               9/30/09               3/31/09
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Net Assets                                $2,368.6 Million      $2,030.0 Million
Net Asset Value Per Share                      $13.14                $11.59

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.665                $0.664
Capital Gain Distributions Per Share           $0.033                $0.033
Dollar-Weighted Average
Portfolio Maturity                           16.1 Years            15.6 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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SIX-MONTH TOTAL RETURN             30-DAY SEC YIELD*            EXPENSE RATIO(+)
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  3/31/09 to 9/30/09                 As of 9/30/09                    0.44%
       16.44%**                          4.12%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  9
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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2009

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.34%        =          5.09%          +         0.25%
5 Years              3.77%        =          4.83%          +        (1.06)%
1 Year              14.62%        =          6.29%          +         8.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2000-SEPTEMBER 30, 2009

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
 9/30/2000          4.60%               5.98%                    -1.38%
 9/30/2001         10.18                5.83                      4.35
 9/30/2002          9.25                5.38                      3.87
 9/30/2003          4.71                4.85                     -0.14
 9/30/2004          6.02                4.73                      1.29
 9/30/2005          4.77                4.49                      0.28
 9/30/2006          4.24                4.51                     -0.27
 9/30/2007          1.88                4.46                     -2.58
 9/30/2008         -5.63                4.55                    -10.18
 9/30/2009         14.62                6.29                      8.33

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT LONG-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's dividend return for the periods ended 9/30/09, and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD           DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years              5.09%            6.79%       7.07%       7.60%       7.83%
5 Years               4.83%            6.44%       6.71%       7.21%       7.43%
1 Year                6.29%            8.39%       8.74%       9.39%       9.68%

To match the Fund's closing 30-day SEC yield of 4.12% on 9/30/09,

A FULLY TAXABLE INVESTMENT MUST PAY:   5.49%       5.72%       6.15%       6.34%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2008 tax rates.

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                                                       INVESTMENT OVERVIEW |  11
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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                               LIPPER GENERAL
                     BARCLAYS CAPITAL      USAA TAX EXEMPT     MUNICIPAL DEBT
                   MUNICIPAL BOND INDEX    LONG-TERM FUND       FUNDS INDEX
09/30/99                $10,000.00           $10,000.00          $10,000.00
10/31/99                  9,891.66             9,861.70            9,860.93
11/30/99                  9,996.87             9,913.15            9,954.84
12/31/99                  9,922.34             9,799.57            9,860.09
01/31/00                  9,879.13             9,716.68            9,781.02
02/29/00                  9,993.95             9,851.33            9,919.54
03/31/00                 10,212.30            10,065.05           10,136.97
04/30/00                 10,151.97             9,992.79           10,067.41
05/31/00                 10,099.16             9,934.82            9,999.94
06/30/00                 10,366.77            10,199.96           10,257.56
07/31/00                 10,511.02            10,354.03           10,400.58
08/31/00                 10,673.01            10,516.61           10,564.34
09/30/00                 10,617.48            10,460.02           10,498.68
10/31/00                 10,733.34            10,568.94           10,608.03
11/30/00                 10,814.54            10,668.30           10,678.41
12/31/00                 11,081.75            10,986.48           10,954.25
01/31/01                 11,191.55            10,999.40           11,035.97
02/28/01                 11,227.04            11,099.45           11,087.47
03/31/01                 11,327.65            11,206.07           11,180.62
04/30/01                 11,204.91            10,974.29           11,023.81
05/31/01                 11,325.57            11,117.10           11,149.91
06/30/01                 11,401.34            11,233.27           11,242.81
07/31/01                 11,570.22            11,455.18           11,419.93
08/31/01                 11,760.81            11,657.82           11,625.35
09/30/01                 11,721.36            11,525.08           11,529.51
10/31/01                 11,861.01            11,672.35           11,649.88
11/30/01                 11,761.02            11,570.14           11,530.90
12/31/01                 11,649.76            11,462.72           11,408.81
01/31/02                 11,851.83            11,623.78           11,586.39
02/28/02                 11,994.61            11,778.29           11,726.96
03/31/02                 11,759.56            11,546.77           11,504.20
04/30/02                 11,989.40            11,772.58           11,713.22
05/31/02                 12,062.25            11,852.07           11,786.06
06/30/02                 12,189.80            11,960.89           11,899.27
07/31/02                 12,346.57            12,117.71           12,051.67
08/31/02                 12,494.99            12,278.65           12,170.13
09/30/02                 12,768.66            12,595.21           12,429.85
10/31/02                 12,556.99            12,337.76           12,165.60
11/30/02                 12,504.80            12,280.03           12,120.64
12/31/02                 12,768.66            12,575.13           12,392.89
01/31/03                 12,736.31            12,526.70           12,316.25
02/28/03                 12,914.37            12,751.41           12,504.05
03/31/03                 12,922.09            12,789.66           12,483.56
04/30/03                 13,007.47            12,932.33           12,596.49
05/31/03                 13,312.04            13,263.19           12,896.40
06/30/03                 13,255.47            13,144.74           12,829.15
07/31/03                 12,791.62            12,690.56           12,391.96
08/31/03                 12,887.02            12,827.42           12,483.21
09/30/03                 13,265.91            13,187.96           12,849.96
10/31/03                 13,199.11            13,138.20           12,803.49
11/30/03                 13,336.67            13,309.52           12,948.81
12/31/03                 13,447.10            13,457.60           13,054.84
01/31/04                 13,524.13            13,499.30           13,098.83
02/29/04                 13,727.66            13,770.01           13,304.99
03/31/04                 13,679.86            13,686.01           13,228.11
04/30/04                 13,355.88            13,353.98           12,931.81
05/31/04                 13,307.45            13,334.12           12,890.05
06/30/04                 13,355.88            13,405.10           12,933.36
07/31/04                 13,531.65            13,585.71           13,091.40
08/31/04                 13,802.81            13,871.50           13,336.56
09/30/04                 13,876.09            13,982.37           13,413.50
10/31/04                 13,995.49            14,103.55           13,521.51
11/30/04                 13,880.05            13,976.26           13,420.79
12/31/04                 14,049.56            14,211.16           13,594.77
01/31/05                 14,180.86            14,359.88           13,729.12
02/28/05                 14,133.68            14,312.15           13,694.04
03/31/05                 14,044.55            14,192.79           13,590.79
04/30/05                 14,266.03            14,449.67           13,802.61
05/31/05                 14,366.86            14,571.69           13,910.11
06/30/05                 14,455.99            14,665.38           13,996.39
07/31/05                 14,390.66            14,595.29           13,946.27
08/31/05                 14,535.95            14,751.21           14,088.88
09/30/05                 14,438.04            14,653.28           13,988.73
10/31/05                 14,350.37            14,547.59           13,904.50
11/30/05                 14,419.25            14,600.71           13,967.77
12/31/05                 14,543.25            14,754.04           14,098.03
01/31/06                 14,582.50            14,772.89           14,136.02
02/28/06                 14,680.40            14,901.19           14,247.02
03/31/06                 14,579.16            14,789.92           14,164.85
04/30/06                 14,574.15            14,766.77           14,151.95
05/31/06                 14,639.07            14,832.22           14,223.40
06/30/06                 14,583.96            14,741.65           14,166.31
07/31/06                 14,757.43            14,932.96           14,338.64
08/31/06                 14,976.41            15,160.96           14,551.80
09/30/06                 15,080.58            15,273.07           14,652.50
10/31/06                 15,175.14            15,381.71           14,747.57
11/30/06                 15,301.64            15,547.19           14,871.10
12/31/06                 15,247.58            15,462.10           14,817.43
01/31/07                 15,208.54            15,426.86           14,788.05
02/28/07                 15,408.94            15,629.08           14,965.01
03/31/07                 15,370.95            15,576.93           14,926.93
04/30/07                 15,416.46            15,621.52           14,973.23
05/31/07                 15,348.20            15,544.62           14,909.29
06/30/07                 15,268.66            15,446.95           14,826.48
07/31/07                 15,387.02            15,504.35           14,898.10
08/31/07                 15,320.64            15,263.57           14,755.97
09/30/07                 15,547.34            15,558.58           14,966.26
10/31/07                 15,616.65            15,620.11           15,009.81
11/30/07                 15,716.22            15,628.00           15,035.20
12/31/07                 15,759.85            15,556.81           15,022.37
01/31/08                 15,958.58            15,744.24           15,200.61
02/29/08                 15,227.96            14,808.08           14,424.37
03/31/08                 15,663.20            15,267.42           14,808.70
04/30/08                 15,846.48            15,531.64           15,007.08
05/31/08                 15,942.30            15,680.57           15,121.45
06/30/08                 15,762.36            15,494.25           14,918.90
07/31/08                 15,822.27            15,404.59           14,903.90
08/31/08                 16,007.43            15,556.29           15,043.08
09/30/08                 15,256.76            14,682.19           14,245.31
10/31/08                 15,101.03            14,016.81           13,812.00
11/30/08                 15,149.05            13,873.55           13,651.88
12/31/08                 15,369.90            13,607.41           13,602.28
01/31/09                 15,932.49            14,328.47           14,243.96
02/28/09                 16,016.20            14,447.24           14,384.82
03/31/09                 16,019.12            14,452.89           14,334.89
04/30/09                 16,339.13            14,896.66           14,745.34
05/31/09                 16,511.98            15,378.68           15,084.66
06/30/09                 16,357.29            15,245.31           14,930.87
07/31/09                 16,630.97            15,509.36           15,166.57
08/31/09                 16,915.29            15,892.10           15,552.16
09/30/09                 17,522.33            16,828.63           16,343.83

                                   [END CHART]

                      Data from 9/30/99 through 9/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was referred to as the Lehman Brothers Municipal Bond Index. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                       LIPPER GENERAL
                       USAA TAX EXEMPT                 MUNICIPAL DEBT
                       LONG-TERM FUND                  FUNDS AVERAGE
09/30/2000                  5.84%                           4.81%
09/30/2001                  5.40                            4.49
09/30/2002                  4.87                            4.19
09/30/2003                  4.70                            4.01
09/30/2004                  4.52                            3.90
09/30/2005                  4.40                            3.80
09/30/2006                  4.39                            3.78
09/30/2007                  4.60                            3.85
09/30/2008                  5.35                            4.29
09/30/2009                  5.06                            4.01

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/00 to 9/30/09.

The Lipper General Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/09
                                (% of Net Assets)

             Hospital........................................  23.7%
             Escrowed Bonds..................................  15.0%
             General Obligation..............................  12.1%
             Special Assessment/Tax/Fee......................   8.2%
             Education.......................................   6.7%
             Electric Utilities..............................   5.4%
             Nursing/CCRC....................................   4.5%
             Casinos & Gaming................................   2.9%
             Toll Roads......................................   2.9%
             Airport/Port....................................   2.6%

 You will find a complete list of securities that the Fund owns on pages 16-29.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 9/30/2009  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

     AAA                                                               18%
     AA                                                                22%
     A                                                                 22%
     BBB                                                               32%
     BELOW INVESTMENT-GRADE                                             4%
     SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

            Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Texas Permanent School Fund, or Utah General Obligation.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA       Economic Development Authority

  EDC       Economic Development Corp.

  ETM       Escrowed to final maturity

  IDA       Industrial Development Authority/Agency

  IDC       Industrial Development Corp.

  ISD       Independent School District

  MTA       Metropolitan Transportation Authority

  PRE       Prerefunded to a date prior to maturity

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (95.7%)

            ALABAMA (2.2%)
  $ 1,000   Marshall County Health Care Auth.                   6.25%        1/01/2022   $    1,035
    1,500   Marshall County Health Care Auth.                   5.75         1/01/2032        1,506
    1,150   Marshall County Health Care Auth.                   5.75         1/01/2032        1,155
    2,500   Montgomery Medical Clinic Board                     4.75         3/01/2031        2,045
    2,500   Montgomery Medical Clinic Board                     4.75         3/01/2036        2,002
    7,670   Parks System Improvement Corp.                      5.00         6/01/2020        8,096
    7,805   Parks System Improvement Corp.                      5.00         6/01/2021        8,239
   15,000   Public School and College Auth. (INS)               5.50         9/01/2029       15,183
   11,000   Univ. of Alabama at Birmingham (INS)(PRE)           5.88         9/01/2031       11,653
                                                                                         ----------
                                                                                             50,914
                                                                                         ----------
            ARIZONA (2.3%)
   10,000   Mohave County IDA                                   8.00         5/01/2025       11,496
    1,000   Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                            4.65(a)      7/01/2029          917
    1,500   Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                            4.66(a)      7/01/2030        1,366
    3,500   Scottsdale IDA                                      5.25         9/01/2030        3,523
   28,500   Univ. Medical Center Corp.                          5.00         7/01/2035       27,036
    2,000   Yavapai County IDA                                  5.63         8/01/2033        1,963
    7,500   Yavapai County IDA                                  5.63         8/01/2037        7,319
                                                                                         ----------
                                                                                             53,620
                                                                                         ----------
            ARKANSAS (0.0%)
    1,000   Baxter County                                       4.63         9/01/2028          857
                                                                                         ----------
            CALIFORNIA (4.2%)
    2,000   Golden State Tobacco Securitization,
              4.55%, 6/01/2010 (INS)                            4.50(a)      6/01/2022        1,840
    5,000   Golden State Tobacco Securitization,
              4.60%, 6/01/2010 (INS)                            4.55(a)      6/01/2023        4,281
    5,000   Golden State Tobacco Securitization (PRE)           5.38         6/01/2028        5,165
    5,000   Indio Redevelopment Agency                          5.25         8/15/2035        4,684
   17,025   Inland Empire Tobacco Securitization Auth.,
              5.75%, 12/01/2011                                 5.98(a)      6/01/2026       12,821
    9,105   Public Works Board                                  5.00        11/01/2029        9,364
    2,610   Public Works Board                                  5.00         4/01/2030        2,584
    5,000   San Francisco City and County Redevelopment
              Financing Auth. (INS)                             4.88         8/01/2036        4,356

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 5,000   State                                               5.00%        3/01/2029   $    5,091
   24,700   State                                               4.50         8/01/2030       23,510
    5,000   State                                               5.75         4/01/2031        5,391
    8,100   State                                               5.00         2/01/2032        8,142
    6,000   State                                               5.00        11/01/2032        6,059
    5,000   State                                               5.00        12/01/2032        5,050
                                                                                         ----------
                                                                                             98,338
                                                                                         ----------
            COLORADO (2.2%)
    3,500   Denver Convention Center Hotel Auth. (INS)          4.75        12/01/2035        2,851
    1,000   Denver Health and Hospital Auth. (PRE)              6.00        12/01/2023        1,107
    3,730   Denver Health and Hospital Auth. (PRE)              6.00        12/01/2031        4,130
    3,000   Denver Health and Hospital Auth. (PRE)              6.25        12/01/2033        3,621
   15,765   Denver Health and Hospital Auth.                    4.75        12/01/2034       12,887
   10,000   E-470 Public Highway Auth. (INS)                    5.06(b)      9/01/2035        1,767
    1,000   Eagle Bend Metropolitan District No. 2 (INS)        5.25        12/01/2023          914
    4,000   Health Facilities Auth. (INS)                       5.50        12/01/2027        3,910
    3,500   Health Facilities Auth.                             5.00         6/01/2029        3,440
    3,000   Health Facilities Auth.                             5.25         6/01/2031        2,996
    2,000   Health Facilities Auth.                             5.00         6/01/2035        1,905
    2,500   Health Facilities Auth.                             5.25         6/01/2036        2,471
    8,250   State (INS)                                         5.00        11/01/2030        8,596
    2,000   Vista Ridge Metropolitan District (INS)             5.00        12/01/2036        1,846
                                                                                         ----------
                                                                                             52,441
                                                                                         ----------
            CONNECTICUT (2.0%)
    2,500   Health and Educational Facilities Auth. (INS)       5.13         7/01/2030        2,234
   64,950   Mashantucket (Western) Pequot Tribe(c)              5.75         9/01/2027       38,858
    1,500   Mashantucket (Western) Pequot Tribe(c)              5.50         9/01/2028          875
    7,500   Mashantucket (Western) Pequot Tribe(c)              5.50         9/01/2036        4,491
                                                                                         ----------
                                                                                             46,458
                                                                                         ----------
            DISTRICT OF COLUMBIA (2.6%)
   10,000   Community Academy Public Charter School, Inc. (INS) 4.88         5/01/2037        5,260
   37,580   District of Columbia (INS)(d)                       5.50         6/01/2029       37,988
    7,500   Metropolitan Washington Airports Auth.              5.13        10/01/2034        7,952
   10,000   Metropolitan Washington Airports Auth.              5.63        10/01/2039       10,945
                                                                                         ----------
                                                                                             62,145
                                                                                         ----------
            FLORIDA (3.9%)
   15,665   Board of Education (NBGA)(PRE)                      5.63         6/01/2025       16,380
    7,000   Board of Education (NBGA)(PRE)                      5.63         6/01/2029        7,320
      370   Highlands County Health Facilities Auth. (PRE)      5.25        11/15/2036          440
   14,630   Highlands County Health Facilities Auth.            5.25        11/15/2036       14,899
    2,000   Miami-Dade County School Board (INS)                5.25         2/01/2027        2,156

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 5,000   Miami-Dade County School Board (INS)                5.00%        5/01/2033   $    5,180
    2,000   Orange County Health Facilities Auth. (PRE)         5.75        12/01/2027        2,283
    3,000   Orange County Health Facilities Auth.               5.25        10/01/2035        2,909
   10,000   Orange County Health Facilities Auth.               4.75        11/15/2036        8,808
    2,000   Orange County School Board (INS)                    5.00         8/01/2032        2,064
    8,000   Orange County School Board (INS)                    5.50         8/01/2034        8,647
   22,130   Seminole Tribe(c)                                   5.25        10/01/2027       20,387
                                                                                         ----------
                                                                                             91,473
                                                                                         ----------
            GEORGIA (1.7%)
   10,000   Burke County Dev. Auth.                             7.00         1/01/2023       12,083
   12,000   Fayette County Public Facilities Auth. (PRE)        5.88         6/01/2028       12,567
    4,000   Glynn-Brunswick Memorial Hospital Auth.             5.63         8/01/2034        4,182
   10,000   Savannah EDA                                        6.15         3/01/2017       10,631
                                                                                         ----------
                                                                                             39,463
                                                                                         ----------
            HAWAII (0.3%)
    6,000   State                                               6.50         7/01/2039        6,571
                                                                                         ----------
            ILLINOIS (9.6%)
      520   Chicago (INS)                                       5.25         1/01/2029          550
    5,000   Chicago                                             6.75        12/01/2032        4,534
    3,445   Chicago-O'Hare International Airport (INS)          5.13         1/01/2020        3,545
    3,060   Chicago-O'Hare International Airport (INS)          5.13         1/01/2021        3,143
    2,000   Finance Auth.                                       5.00         4/01/2026        1,862
    5,000   Finance Auth.                                       5.50         8/15/2028        5,217
    2,500   Finance Auth. (INS)                                 5.75        11/01/2028        2,632
    5,000   Finance Auth.                                       7.25        11/01/2030        5,774
    4,500   Finance Auth.                                       5.00         4/01/2031        3,995
    7,565   Finance Auth.                                       5.50         4/01/2032        7,672
   17,840   Finance Auth.                                       4.50        11/15/2032       14,966
    5,000   Finance Auth.                                       5.75        10/01/2035        4,967
    9,000   Finance Auth.                                       5.00         4/01/2036        7,824
    3,770   Finance Auth.                                       5.50         4/01/2037        3,809
   20,000   Finance Auth.                                       5.38         8/15/2039       20,288
    1,205   Finance Auth.(e)                                    5.25        10/01/2039        1,218
    9,825   Health Facilities Auth.                             5.50         8/01/2020       10,382
    9,445   Health Facilities Auth.                             5.25         9/01/2024        9,450
    5,030   Health Facilities Auth. (PRE)                       6.85        11/15/2029        5,435
    2,500   Housing Dev. Auth.                                  4.85         1/01/2037        2,430
    5,000   Metropolitan Pier and Exposition Auth.,
              5.50%, 6/15/2012 (INS)                            5.50(a)      6/15/2020        4,995
    2,500   Metropolitan Pier and Exposition Auth.,
              5.55%, 6/15/2012 (INS)                            5.55(a)      6/15/2021        2,483
    8,000   Metropolitan Pier and Exposition Auth. (INS)        5.50         6/15/2023        8,655

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $23,980   Regional Transportation Auth. (INS)                 5.75%        6/01/2020   $   29,989
   37,550   Regional Transportation Auth. (INS)                 6.50         7/01/2030       48,502
    3,000   Schaumburg (INS)                                    5.25        12/01/2034        3,163
    4,555   State                                               5.13         6/15/2019        4,793
    4,071   Village of Gilberts (INS)                           4.75         3/01/2030        4,172
    1,500   Village of Round Lake (INS)                         4.70         3/01/2033        1,519
                                                                                         ----------
                                                                                            227,964
                                                                                         ----------
            INDIANA (3.0%)
   10,440   Bond Bank (PRE)                                     5.50         8/01/2021       10,987
    3,440   Finance Auth.                                       5.00        10/01/2033        3,490
   15,780   Health and Educational Facility Financing Auth.     5.00         2/15/2036       15,176
   16,000   Health and Educational Facility Financing Auth.     5.00         2/15/2039       15,197
    6,000   Indianapolis (INS)                                  5.50         1/01/2038        6,739
    7,500   Rockport (INS)                                      4.63         6/01/2025        7,356
    7,500   St. Joseph County Hospital Auth. (INS)(PRE)         5.63         8/15/2033        8,014
    4,195   Transportation Finance Auth. (PRE)                  5.38        12/01/2025        4,439
                                                                                         ----------
                                                                                             71,398
                                                                                         ----------
            IOWA (0.6%)
    1,000   Finance Auth. (INS)                                 5.25         5/15/2021        1,015
    3,495   Finance Auth. (INS)                                 5.25         5/15/2026        3,536
    5,000   Finance Auth. (INS)                                 4.75        12/01/2031        4,344
    5,000   Finance Auth. (INS)                                 5.00        12/01/2039        4,382
                                                                                         ----------
                                                                                             13,277
                                                                                         ----------
            KANSAS (0.7%)
    4,000   Burlington (INS)                                    4.85         6/01/2031        4,043
   12,500   Wyandotte County                                    5.00        12/01/2020       12,901
                                                                                         ----------
                                                                                             16,944
                                                                                         ----------
            KENTUCKY (0.5%)
    1,000   Economic Dev. Finance Auth. (INS)                   6.00        12/01/2033        1,105
    4,000   Economic Dev. Finance Auth. (INS)                   6.00        12/01/2038        4,387
    5,000   Municipal Power Agency (INS)                        5.00         9/01/2037        5,152
    2,000   Owen County                                         6.25         6/01/2039        2,147
                                                                                         ----------
                                                                                             12,791
                                                                                         ----------
            LOUISIANA (1.0%)
   25,000   Parish of St. John the Baptist                      5.13         6/01/2037       24,082
                                                                                         ----------
            MAINE (1.2%)
   27,750   Turnpike Auth. (INS)(PRE)(d)                        5.75         7/01/2028       29,157
                                                                                         ----------
            MARYLAND (1.2%)
    2,500   EDC                                                 6.20         9/01/2022        2,844
    5,000   Health and Higher Educational Facilities Auth.      5.75         1/01/2033        5,072

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 6,000   Health and Higher Educational Facilities Auth.      5.75%        1/01/2038   $    6,062
   14,965   Health and Higher Educational Facilities Auth.      4.75         5/15/2042       13,956
                                                                                         ----------
                                                                                             27,934
                                                                                         ----------
            MASSACHUSETTS (1.5%)
    2,000   Development Finance Agency (INS)                    5.25         3/01/2026        1,946
    5,000   Health and Educational Facilities Auth. (INS)(PRE)  5.88        10/01/2029        5,328
    3,500   Health and Educational Facilities Auth.             5.00         7/15/2032        2,964
    2,250   Health and Educational Facilities Auth.             5.00         7/01/2033        2,052
      500   Health and Educational Facilities Auth.             5.00         7/15/2037          412
    5,000   School Building Auth. (INS)                         4.75         8/15/2032        5,196
   16,000   Water Resources Auth. (INS)(PRE)                    5.75         8/01/2030       16,884
                                                                                         ----------
                                                                                             34,782
                                                                                         ----------
            MICHIGAN (0.7%)
   49,395   Building Auth. (INS)                                5.01(b)     10/15/2030       14,131
    3,000   Strategic Fund                                      5.63         7/01/2020        3,358
                                                                                         ----------
                                                                                             17,489
                                                                                         ----------
            MINNESOTA (1.1%)
    5,625   Chippewa County                                     5.50         3/01/2037        5,008
    7,654   Higher Education Facilities Auth., acquired
              8/28/2006; cost $7,750(c),(f)                     5.43         8/28/2031        7,675
    3,000   St. Louis Park                                      5.75         7/01/2030        3,175
   10,000   Washington County Housing and
              Redevelopment Auth.                               5.50        11/15/2027        8,953
                                                                                         ----------
                                                                                             24,811
                                                                                         ----------
            MISSISSIPPI (0.4%)
    1,250   Hospital Equipment and Facilities Auth.             5.25        12/01/2031        1,151
    8,750   Warren County                                       4.80         8/01/2030        7,806
                                                                                         ----------
                                                                                              8,957
                                                                                         ----------
            MISSOURI (1.7%)
   25,000   Cape Girardeau County IDA                           5.00         6/01/2036       22,238
    1,000   Cape Girardeau County IDA                           5.75         6/01/2039        1,062
    8,000   Cass County                                         5.63         5/01/2038        7,171
    2,000   Dev. Finance Board                                  5.00         6/01/2035        1,840
    7,500   Health and Educational Facilities Auth.             5.50        11/15/2033        7,766
                                                                                         ----------
                                                                                             40,077
                                                                                         ----------
            MONTANA (0.3%)
    6,500   Forsyth (INS)                                       4.65         8/01/2023        6,370
                                                                                         ----------
            NEBRASKA (0.6%)
    2,250   Douglas County Hospital Auth.                       6.13         8/15/2031        2,425
    4,500   Platte County (INS)                                 6.10         5/01/2025        4,538

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22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 6,500   Platte County (INS)                                 6.15%        5/01/2030   $    6,542
                                                                                         ----------
                                                                                             13,505
                                                                                         ----------
            NEVADA (2.6%)
   11,570   Clark County (INS)                                  5.25         6/15/2019       12,493
   21,000   Clark County (INS)(PRE)(d)                          5.50         7/01/2025       21,821
    4,000   Clark County (INS)                                  5.00         7/01/2026        4,267
   12,410   Clark County EDC                                    5.00         5/15/2029       12,556
   10,420   Truckee Meadows Water Auth. (INS)                   4.88         7/01/2034       10,578
                                                                                         ----------
                                                                                             61,715
                                                                                         ----------
            NEW JERSEY (1.5%)
    3,000   Camden County Improvement Auth.                     5.75         2/15/2034        2,806
    5,000   EDA                                                 5.50         6/15/2024        4,965
    6,000   EDA                                                 5.75         6/15/2029        6,017
    2,500   EDA                                                 5.50         6/15/2031        2,426
   11,500   Health Care Facilities Financing Auth.              5.00         7/01/2029       10,215
   57,630   Health Care Facilities Financing Auth.              5.07(b)      7/01/2032        9,800
                                                                                         ----------
                                                                                             36,229
                                                                                         ----------
            NEW MEXICO (1.2%)
   32,380   Farmington                                          4.88         4/01/2033       28,563
                                                                                         ----------
            NEW YORK (6.9%)
   21,485   Dormitory Auth.                                     6.00         8/15/2016       24,005
    5,010   Dormitory Auth., 5.95%, 7/01/2010 (INS)(PRE)        5.95(a)      7/01/2020        5,033
    5,690   Dormitory Auth., 6.00%, 7/01/2010 (INS)(PRE)        6.00(a)      7/01/2022        5,716
    2,395   Dormitory Auth.                                     5.25         7/01/2024        2,404
    3,210   Dormitory Auth., 6.05%, 7/01/2010 (INS)(PRE)        6.05(a)      7/01/2024        3,225
    5,000   Dormitory Auth.                                     5.00         7/01/2026        4,818
    5,000   Dormitory Auth.                                     5.00         7/01/2036        4,599
   10,910   Dutchess County IDA (PRE)                           5.75         8/01/2030       11,506
   16,130   Liberty Dev. Corp.                                  5.25        10/01/2035       16,618
    2,000   Long Island Power Auth.                             5.75         4/01/2039        2,228
    4,165   New York City                                       5.30        12/01/2018        4,461
    5,105   New York City                                       5.88         8/01/2019        5,625
    7,830   New York City (PRE)                                 6.00         5/15/2020        8,187
      970   New York City                                       6.00         5/15/2020          996
    5,000   New York City                                       5.13        12/01/2028        5,447
   22,740   New York City (PRE)                                 5.75         5/15/2030       23,742
    3,025   New York City Municipal Water Finance Auth.         6.00         6/15/2033        3,162
    4,975   New York City Municipal Water Finance Auth. (PRE)   6.00         6/15/2033        5,225
    6,850   New York City Transit Auth., MTA, Triborough
              Bridge and Tunnel Auth. (INS)(PRE)                5.88         1/01/2030        7,015
    7,500   New York City Transitional Finance Auth.            5.00         1/15/2034        7,927

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 1,500   Seneca Nation Indians Capital
              Improvements Auth.(c)                             5.00%       12/01/2023   $    1,260
   10,000   Triborough Bridge and Tunnel Auth.                  5.00        11/15/2031       10,845
                                                                                         ----------
                                                                                            164,044
                                                                                         ----------
            NORTH CAROLINA (0.5%)
    3,750   Charlotte-Mecklenberg Hospital Auth.                5.25         1/15/2034        3,982
    5,250   State Medical Care Commission                       5.00         7/01/2033        4,495
    4,000   Wake County Industrial Facilities and Pollution
              Control Financing Auth.                           5.38         2/01/2017        4,174
                                                                                         ----------
                                                                                             12,651
                                                                                         ----------
            NORTH DAKOTA (0.3%)
    7,250   Fargo (INS)                                         5.63         6/01/2031        7,374
                                                                                         ----------
            OHIO (2.2%)
    6,000   Air Quality Dev. Auth.                              5.70         8/01/2020        6,526
    5,000   Air Quality Dev. Auth. (INS)                        4.80         1/01/2034        5,083
   20,000   Buckeye Tobacco Settlement Financing Auth.          5.88         6/01/2030       19,112
   10,000   Buckeye Tobacco Settlement Financing Auth.          5.75         6/01/2034        9,374
    4,640   Higher Education Facility Commission (INS)          5.00         5/01/2036        4,145
    2,000   Lake County                                         5.63         8/15/2029        1,994
    6,325   Lorain County                                       5.25         2/01/2021        6,309
                                                                                         ----------
                                                                                             52,543
                                                                                         ----------
            OKLAHOMA (2.5%)
   14,705   Chickasaw Nation(c)                                 6.00        12/01/2025       15,433
   13,125   Chickasaw Nation(c)                                 6.25        12/01/2032       13,436
    4,500   Municipal Power Auth. (INS)                         4.50         1/01/2047        4,376
    9,000   Norman Regional Hospital Auth. (INS)                5.50         9/01/2023        8,137
    3,100   Norman Regional Hospital Auth.                      5.38         9/01/2029        2,610
    8,695   Norman Regional Hospital Auth.                      5.38         9/01/2036        7,028
    7,600   Norman Regional Hospital Auth.                      5.13         9/01/2037        5,885
    2,675   Tulsa Industrial Auth.                              5.00        10/01/2037        2,632
                                                                                         ----------
                                                                                             59,537
                                                                                         ----------
            OREGON (0.1%)
    2,000   Keizer                                              5.20         6/01/2031        2,091
                                                                                         ----------
            PENNSYLVANIA (0.0%)
    1,135   Allegheny County IDA                                5.13         9/01/2031        1,026
                                                                                         ----------
            RHODE ISLAND (1.2%)
    5,700   EDC (INS)                                           5.00         7/01/2031        5,618
   12,185   EDC (INS)                                           5.00         7/01/2036       11,647
      975   Housing and Mortgage Finance Corp.                  6.85        10/01/2024          977
    9,950   Housing and Mortgage Finance Corp.                  4.85         4/01/2033        9,928
                                                                                         ----------
                                                                                             28,170
                                                                                         ----------

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (2.9%)
  $ 5,000   Georgetown County                                   5.70%        4/01/2014   $    5,265
    2,250   Greenwood County                                    5.38        10/01/2039        2,321
    2,300   Jobs EDA (INS)                                      5.25         2/01/2021        2,306
    3,750   Jobs EDA (INS)                                      5.38         2/01/2026        3,724
   17,420   Jobs EDA                                            6.00        11/15/2026       17,947
   12,580   Jobs EDA (PRE)                                      6.00        11/15/2026       14,441
   10,000   Jobs EDA (INS)                                      4.60         4/01/2027        8,696
   14,505   Tobacco Settlement Revenue Management Auth.         5.00         6/01/2018       14,510
                                                                                         ----------
                                                                                             69,210
                                                                                         ----------
            SOUTH DAKOTA (0.3%)
    2,500   Health and Educational Facilities Auth.             5.25        11/01/2027        2,560
    2,500   Health and Educational Facilities Auth.             5.25        11/01/2029        2,587
    3,000   Health and Educational Facilities Auth.             5.25         7/01/2038        3,042
                                                                                         ----------
                                                                                              8,189
                                                                                         ----------
            TENNESSEE (1.6%)
    4,240   Jackson                                             5.50         4/01/2033        4,436
    3,000   Johnson City Health and Educational Facilities
              Board                                             5.50         7/01/2031        3,033
    5,000   Johnson City Health and Educational Facilities
              Board                                             5.50         7/01/2036        5,016
    9,395   Shelby County (PRE)                                 6.38         9/01/2019       10,808
    5,605   Shelby County (PRE)                                 6.38         9/01/2019        6,448
   11,075   Sullivan County Health Educational & Housing
              Facilities Board                                  5.25         9/01/2036        9,132
                                                                                         ----------
                                                                                             38,873
                                                                                         ----------
            TEXAS (20.7%)
   19,500   Bell County Health Facilities Dev. Corp. (ETM)      6.50         7/01/2019       24,782
    1,520   Bexar County                                        5.00         7/01/2033        1,283
    1,795   Bexar County                                        5.00         7/01/2037        1,485
    5,000   Cypress-Fairbanks ISD (NBGA)                        5.00         2/15/2035        5,325
   12,100   Denton ISD (NBGA)                                   5.16(b)      8/15/2028        4,793
   13,885   Denton ISD (NBGA)                                   5.18(b)      8/15/2029        5,180
   11,220   Denton ISD (NBGA)                                   5.20(b)      8/15/2030        3,924
   15,645   Denton ISD (NBGA)                                   5.22(b)      8/15/2031        5,159
    7,000   Duncanville ISD (NBGA)                              4.63         2/15/2029        7,314
    2,240   Eagle Mountain-Saginaw ISD (NBGA)                   4.50         8/15/2033        2,280
   10,420   Edinburg Consolidated ISD (NBGA)(PRE)               5.50         2/15/2030       10,623
    9,155   Ennis ISD (NBGA)                                    4.70(b)      8/15/2034        2,504
    9,155   Ennis ISD (NBGA)                                    4.71(b)      8/15/2035        2,375
    9,000   Fort Worth(c)                                       6.00         3/01/2029        9,896
    8,085   Fort Worth(c)                                       6.25         3/01/2033        8,932
    4,180   Guadalupe-Blanco River Auth. (INS)                  5.00         5/15/2039        4,194
    3,000   Harlandale ISD (NBGA)                               4.75         8/15/2036        3,120
   25,000   Harris County                                       4.75        10/01/2031       26,283

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $ 4,000   Harris County Education Facilities Finance Corp.    5.25%       10/01/2029   $    4,283
    1,500   Harris County Health Facilities Dev. Corp.          7.25        12/01/2035        1,715
    2,660   Hopkins County Hospital District                    5.75         2/15/2028        2,432
    2,000   Hopkins County Hospital District                    6.00         2/15/2033        1,838
    2,255   Hopkins County Hospital District                    6.00         2/15/2038        2,040
   12,500   Houston Airport System                              5.50         7/01/2034       13,508
   22,000   Houston ISD (NBGA)                                  5.00         2/15/2033       23,559
    5,000   Irving ISD (NBGA)                                   5.38(b)      2/15/2028        1,975
   22,000   Judson ISD (NBGA)                                   4.50         2/01/2035       22,336
    7,750   Kerrville Health Facilities Dev. Corp.              5.38         8/15/2035        7,117
   12,700   Lower Colorado River Auth. (INS)                    5.00         5/15/2031       12,988
    5,300   Matagorda County                                    6.30        11/01/2029        5,864
    4,235   Mesquite Health Facilities Dev. Corp.               5.63         2/15/2035        3,697
   11,490   Midlothian Dev. Auth. (PRE)                         7.88        11/15/2021       12,806
      925   Midlothian Dev. Auth.                               5.13        11/15/2026          733
    9,175   Midlothian ISD (NBGA)                               5.00         2/15/2034        9,392
   11,500   North Central Health Facilities Dev. Corp. (INS)    5.25         8/15/2022       12,008
    3,000   North Texas Tollway Auth.                           5.63         1/01/2028        3,235
   15,000   North Texas Tollway Auth.                           5.63         1/01/2033       16,045
    5,000   North Texas Tollway Auth.                           5.63         1/01/2033        5,348
   15,000   North Texas Tollway Auth.                           5.75         1/01/2033       15,877
   12,500   North Texas Tollway Auth.                           5.75         1/01/2040       13,406
    3,195   Northside ISD (NBGA)                                5.13         2/15/2022        3,346
   13,500   Port of Corpus Christi IDC                          5.45         4/01/2027       12,842
    5,490   Red River Education Finance Corp.                   4.38         3/15/2027        5,597
    1,000   San Leanna Education Facilities Corp.               5.13         6/01/2026        1,000
    1,815   San Leanna Education Facilities Corp.               5.13         6/01/2027        1,797
    6,025   San Leanna Education Facilities Corp.               4.75         6/01/2032        5,479
    2,395   San Leanna Education Facilities Corp.               5.13         6/01/2036        2,235
    7,205   Schertz - Cibolo - Universal City ISD (NBGA)        5.09(b)      2/01/2033        2,233
    6,200   Schertz - Cibolo - Universal City ISD (NBGA)        5.11(b)      2/01/2035        1,712
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                     6.00        11/15/2026        1,045
    6,315   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.63        11/15/2027        6,021
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     6.00        11/15/2036        3,565
   13,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.13         5/15/2037       11,442
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.75        11/15/2037        3,726
    4,000   Transportation Commission                           4.50         4/01/2033        4,044
    4,595   Tyler Health Facilities Dev. Corp. (PRE)            5.75         7/01/2027        5,257
    7,350   Tyler Health Facilities Dev. Corp. (PRE)            6.00         7/01/2027        8,239
   22,000   Tyler Health Facilities Dev. Corp.                  5.25        11/01/2032       20,926

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $10,000   Tyler Health Facilities Dev. Corp.                  5.00%        7/01/2033   $    8,651
    8,585   Tyler Health Facilities Dev. Corp. (PRE)            5.75         7/01/2033        9,822
    2,500   Tyler Health Facilities Dev. Corp.                  5.00         7/01/2037        2,128
    5,000   Tyler Health Facilities Dev. Corp.                  5.38        11/01/2037        4,780
   22,995   Veterans' Land Board(d)                             6.25         8/01/2035       24,501
    3,000   Weatherford ISD (NBGA)                              4.83(b)      2/15/2027        1,318
    2,500   Weatherford ISD (NBGA)                              4.84(b)      2/15/2028        1,040
    4,315   Weatherford ISD (NBGA)(PRE)                         5.45         2/15/2030        4,864
    3,105   Weatherford ISD (NBGA)                              5.45         2/15/2030        3,257
    6,360   West Harris County Regional Water Auth. (INS)       4.70        12/15/2030        6,512
                                                                                         ----------
                                                                                            489,033
                                                                                         ----------
            UTAH (0.3%)
    7,150   Nebo School District (NBGA)(PRE)                    5.50         7/01/2020        7,430
                                                                                         ----------
            VIRGINIA (2.0%)
   11,280   College Building Auth.                              5.00         6/01/2026       10,799
    5,000   College Building Auth.                              5.00         6/01/2029        4,650
      880   College Building Auth. (PRE)                        5.00         6/01/2036        1,039
    3,120   College Building Auth.                              5.00         6/01/2036        2,760
    1,478   Farms of New Kent Community Dev. Auth.              5.13         3/01/2036          927
    8,665   Farms of New Kent Community Dev. Auth.              5.45         3/01/2036        5,661
    2,000   Farms of New Kent Community Dev. Auth.              5.80         3/01/2036        1,362
    1,300   Lewistown Commerce Center Community Dev. Auth.      5.75         3/01/2017        1,146
   10,875   Lewistown Commerce Center Community Dev. Auth.      6.05         3/01/2027        8,187
    4,500   Peninsula Town Center Community Dev. Auth.          6.45         9/01/2037        3,822
    5,000   Small Business Financing Auth.                      5.25         9/01/2037        3,814
    3,000   Watkins Centre Community Dev. Auth.                 5.40         3/01/2020        2,889
                                                                                         ----------
                                                                                             47,056
                                                                                         ----------
            WASHINGTON (1.6%)
    7,665   Health Care Facilities Auth. (INS)                  5.25        10/01/2021        7,996
   13,030   Health Care Facilities Auth. (INS)                  4.75        12/01/2031       11,349
    2,500   Health Care Facilities Auth. (INS)                  6.00         8/15/2039        2,739
    5,000   Housing Finance Commission (INS)                    6.00         7/01/2029        5,025
    1,100   Snohomish County (INS)(PRE)                         5.13        12/01/2021        1,197
    8,730   Snohomish County (INS)                              5.13        12/01/2021        9,091
                                                                                         ----------
                                                                                             37,397
                                                                                         ----------
            WEST VIRGINIA (0.2%)
    2,500   West Virginia Univ. Board of Governors (INS)        5.00        10/01/2027        2,600
    2,500   West Virginia Univ. Board of Governors (INS)        5.00        10/01/2028        2,590
                                                                                         ----------
                                                                                              5,190
                                                                                         ----------
            WISCONSIN (1.2%)
    5,000   Health & Educational Facilities Auth.               5.75        11/15/2030        5,488
    2,500   Health & Educational Facilities Auth.               5.38         8/15/2037        2,626

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON          FINAL          VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $   635   Health & Educational Facilities Auth.               5.38%       10/01/2021   $      656
   10,600   Health & Educational Facilities Auth.               5.38         2/15/2034       10,381
    8,000   Univ. of Wisconsin Hospitals and
              Clinics Auth. (INS)(PRE)                          6.20         4/01/2029        8,316
                                                                                         ----------
                                                                                             27,467
                                                                                         ----------
            WYOMING (0.4%)
    2,360   Municipal Power Agency                              5.50         1/01/2033        2,486
    2,300   Municipal Power Agency                              5.50         1/01/2038        2,405
    5,000   Sweetwater County                                   5.25         7/15/2026        5,426
                                                                                         ----------
                                                                                             10,317
                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $2,274,613)                               2,265,923
                                                                                         ----------

            PUT BONDS (1.6%)

            ARIZONA (0.5%)
   12,500   Maricopa County                                     6.00         5/01/2029       13,087
                                                                                         ----------
            INDIANA (0.4%)
    9,000   Rockport                                            6.25         6/01/2025        9,891
                                                                                         ----------
            LOUISIANA (0.5%)
   10,000   Public Facilities Auth.                             7.00        12/01/2038       10,757
                                                                                         ----------
            MICHIGAN (0.2%)
    5,500   Strategic Fund Ltd. (INS)                           4.85         9/01/2030        5,606
                                                                                         ----------
            Total Put Bonds (cost: $37,000)                                                  39,341
                                                                                         ----------

            VARIABLE-RATE DEMAND NOTES (1.5%)

            FLORIDA (0.2%)
    3,600   Miami-Dade County IDA (LOC - Regions Bank)          1.60         5/01/2028        3,600
                                                                                         ----------
            PUERTO RICO (0.9%)
   20,000   Electric Power Auth. (LIQ)(LOC - Dexia
              Credit Local)(c)                                  1.29         7/01/2033       20,000
                                                                                         ----------
            TENNESSEE (0.3%)
    7,650   Shelby County (LOC - Regions Bank)                  1.75         6/01/2033        7,650
                                                                                         ----------
            VIRGINIA (0.1%)
    1,120   Caroline County IDA (LOC - Regions Bank)            1.60        12/01/2037        1,120
    1,900   Caroline County IDA (LOC - Regions Bank)            1.60        12/01/2037        1,900
                                                                                         ----------
                                                                                              3,020
                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $34,270)                                 34,270
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $2,345,883)                                         $2,339,534
                                                                                         ==========


================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                 IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
                              FOR IDENTICAL ASSETS                INPUTS           INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                          $-            $2,265,923               $-     $2,265,923
Put Bonds                                        -                39,341                -         39,341
Variable-Rate Demand Notes                       -                34,270                -         34,270
--------------------------------------------------------------------------------------------------------
Total                                           $-            $2,339,534               $-     $2,339,534
--------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

  (d) At September 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (e) At September 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $1,218,000.

  (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2009, was $7,675,000, which represented 0.3% of the Fund's net assets.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,345,883)              $2,339,534
  Cash                                                                                139
  Receivables:
    Capital shares sold                                                             1,052
    Interest                                                                       32,591
    Securities sold                                                                 1,490
                                                                               ----------
      Total assets                                                              2,374,806
                                                                               ----------
LIABILITIES
  Payables:
    Securities purchased                                                            2,687
    Capital shares redeemed                                                           346
    Dividends on capital shares                                                     2,648
  Accrued management fees                                                             453
  Accrued transfer agent's fees                                                        10
  Other accrued expenses and payables                                                  54
                                                                               ----------
      Total liabilities                                                             6,198
                                                                               ----------
          Net assets applicable to capital shares outstanding                  $2,368,608
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $2,374,679
  Overdistribution of net investment income                                           (20)
  Accumulated net realized gain on investments                                        298
  Net unrealized depreciation of investments                                       (6,349)
                                                                               ----------
          Net assets applicable to capital shares outstanding                  $2,368,608
                                                                               ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                      180,326
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    13.14
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                              $ 63,290
                                                                               --------
EXPENSES
  Management fees                                                                 2,452
  Administration and servicing fees                                               1,622
  Transfer agent's fees                                                             442
  Custody and accounting fees                                                       146
  Postage                                                                            26
  Shareholder reporting fees                                                         16
  Trustees' fees                                                                      5
  Registration fees                                                                  19
  Professional fees                                                                  74
  Other                                                                              24
                                                                               --------
         Total expenses                                                           4,826
                                                                               --------
NET INVESTMENT INCOME                                                            58,464
                                                                               --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                                 267
  Change in net unrealized appreciation/depreciation                            274,766
                                                                               --------
         Net realized and unrealized gain                                       275,033
                                                                               --------
  Increase in net assets resulting from operations                             $333,497
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited), and year ended March 31, 2009

--------------------------------------------------------------------------------

                                                                 9/30/2009      3/31/2009
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                         $   58,464     $  117,480
  Net realized gain (loss) on investments                              267           (218)
  Change in net unrealized appreciation/depreciation of
    investments                                                    274,766       (240,155)
                                                                -------------------------
    Increase (decrease) in net assets resulting
      from operations                                              333,497       (122,893)
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (58,231)      (117,480)
  Net realized gains                                                     -         (5,704)
                                                                -------------------------
    Distributions to shareholders                                  (58,231)      (123,184)
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        109,330        173,527
  Reinvested dividends                                              42,328         89,560
  Cost of shares redeemed                                          (88,297)      (290,292)
                                                                -------------------------
    Increase (decrease) in net assets from capital
      share transactions                                            63,361        (27,205)
                                                                -------------------------
  Capital contribution from USAA Transfer Agency Company                 -              7
                                                                -------------------------
  Net increase (decrease) in net assets                            338,627       (273,275)

NET ASSETS
  Beginning of period                                            2,029,981      2,303,256
                                                                -------------------------
  End of period                                                 $2,368,608     $2,029,981
                                                                =========================
Overdistribution of net investment income:
  End of period                                                 $      (20)    $     (253)
                                                                =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        8,925         14,119
  Shares issued for dividends reinvested                             3,437          7,428
  Shares redeemed                                                   (7,257)       (23,967)
                                                                -------------------------
    Increase (decrease) in shares outstanding                        5,105         (2,420)
                                                                =========================


See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2009, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,205,000; all of which were when-issued securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2009, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

I. SUBSEQUENT EVENTS -- Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued and are categorized as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through November 17, 2009, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2009, the Fund paid CAPCO facility fees of $8,000, which represents 5.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2009, were $137,024,000 and $69,752,000, respectively.

As of September 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $107,545,000 and $113,894,000, respectively, resulting in net unrealized depreciation of $6,349,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The performance period for the Fund consists of the current month plus the previous

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                +/- 0.04%
    +/- 0.51% to 1.00%                +/- 0.05%
    +/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended September 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,452,000, which was net of a (0.05)% performance adjustment of $(576,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,622,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2009, the Fund reimbursed the Manager $51,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $442,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENT

    DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted the accounting standard on April 1, 2009; however, the Fund did not invest in any derivatives during the period from April 1, 2009, through September 30, 2009. Therefore, no disclosures have been made.

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                           PERIOD ENDED
                           SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                           ------------------------------------------------------------------------------------------
                                 2009            2009            2008            2007            2006            2005
                           ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    11.59      $    12.97      $    13.91      $    13.94      $    14.01      $    14.13
                           ------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .33             .66             .64             .62             .62             .63
  Net realized and
    unrealized gain (loss)       1.55           (1.35)           (.90)            .11            (.04)           (.12)
                           ------------------------------------------------------------------------------------------
Total from investment
  operations                     1.88            (.69)           (.26)            .73             .58             .51
                           ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.33)           (.66)           (.64)           (.62)           (.62)           (.63)
  Realized capital gains            -            (.03)           (.04)           (.14)           (.03)              -
                           ------------------------------------------------------------------------------------------
Total distributions              (.33)           (.69)           (.68)           (.76)           (.65)           (.63)
                           ------------------------------------------------------------------------------------------
Net asset value at end
  of period                $    13.14      $    11.59      $    12.97      $    13.91      $    13.94      $    14.01
                           ==========================================================================================
Total return (%)*               16.44           (5.34)          (1.98)           5.33            4.18            3.70
Net assets at end
  of period (000)          $2,368,608      $2,029,981      $2,303,256      $2,446,313      $2,382,893      $2,300,246
Ratios to average
  net assets:**
  Expenses (%)(b)                 .45(a)          .44             .48             .55             .55             .56
  Net investment
  income (%)                     5.40(a)         5.42            4.71            4.45            4.38            4.50
Portfolio turnover (%)              3              13              32              36              26              17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2009, average net assets were $2,159,447,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)       (.00%)(+)       (.01%)          (.00%)(+)       (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE         APRIL 1, 2009 -
                                    APRIL 1, 2009     SEPTEMBER 30, 2009     SEPTEMBER 30, 2009
                                    -----------------------------------------------------------
Actual                                $1,000.00           $1,164.40                 $2.44

Hypothetical
  (5% return before expenses)          1,000.00            1,022.81                  2.28

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 16.44% for the six-month period of April 1, 2009, through September 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ADVISORY AGREEMENT

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was the lowest of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same periods. The Board took into account management's discussion of the Fund's performance, including its more recent improved performance, and any actions taken with respect to the Fund.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust,

================================================================================

                                                        ADVISORY AGREEMENT |  49

================================================================================

including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds up to $10 billion in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

      USAA
      9800 Fredericksburg Road                              --------------
      San Antonio, TX 78288                                    PRSRT STD
                                                             U.S. Postage
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>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   39596-1109                                (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.